Stock Option and bonus plans (Details Narrative 1) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stock Option And Bonus Plans Details Narrative 1
Intrinsic value of options outstanding and exercisable	$ 0	$ 0	$ 0